Net Realised Gains on Financial Assets - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gains (losses) on financial instruments [abstract]
Impairment charge of available-for-sale funds	¥ 2,644,000,000	¥ 8,000,000	¥ 111,000,000
Impairment charge of available-for-sale stock securities	15,486,000,000	21,354,000,000	11,732,000,000
Impairment charge of available-for-sale other equity securities	1,701,000,000	0	74,000,000
Impairment reverse of available-for-sale debt securities	145,000,000	17,000,000	16,000,000
Impairment charge	0	1,376,000,000	0
Impairment reverse of loans	1,476,000,000	0	275,000,000
Impairment charge of held-to-maturity securities	¥ 0	¥ 0	¥ 3,000,000